Carillon ClariVest Capital Appreciation Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	9,097	$2,886,205
General Electric Co.	19,408	3,884,511
		6,770,716

Automobiles - 1.8%
Tesla, Inc. (a)	30,810	7,984,720

Biotechnology - 1.3%
AbbVie, Inc.	27,745	5,813,132

Broadline Retail - 5.6%
Amazon.com, Inc. (a)	131,823	25,080,644

Capital Markets - 3.3%
Blackrock, Inc.	3,740	3,539,835
Robinhood Markets, Inc. - Class A (a)	45,115	1,877,686
State Street Corp.	26,940	2,411,938
The Goldman Sachs Group, Inc.	10,108	5,521,900
Virtu Financial, Inc. - Class A	36,938	1,408,077
		14,759,436

Communications Equipment - 1.5%
Arista Networks, Inc. (a)	59,032	4,573,799
Cisco Systems, Inc.	38,581	2,380,834
		6,954,633

Construction & Engineering - 0.6%
MasTec, Inc. (a)	21,942	2,560,851

Consumer Staples Distribution & Retail - 4.2%
Costco Wholesale Corp.	7,581	7,169,958
The Kroger Co.	64,088	4,338,117
US Foods Holding Corp. (a)	30,013	1,964,651
Walmart, Inc.	59,498	5,223,329
		18,696,055

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	122,212	3,456,155

Electronic Equipment, Instruments & Components - 0.4%
TD SYNNEX Corp.	16,578	1,723,449

Entertainment - 2.6%
Netflix, Inc. (a)	9,913	9,244,170
Spotify Technology S.A. (a)	4,638	2,551,039
		11,795,209

Financial Services - 5.5%
Fiserv, Inc. (a)	24,361	5,379,640
MasterCard, Inc. - Class A	14,738	8,078,192
Visa, Inc. - Class A	32,337	11,332,825
		24,790,657

Food Products - 0.9%
Ingredion, Inc.	17,584	2,377,533
Pilgrim's Pride Corp. (a)	27,136	1,479,183
		3,856,716

Health Care Equipment & Supplies - 0.7%
Stryker Corp.	8,390	3,123,177

Health Care Providers & Services - 4.1%
Cardinal Health, Inc.	10,870	1,497,560
Quest Diagnostics, Inc.	29,738	5,031,669
Tenet Healthcare Corp. (a)	43,746	5,883,837
Universal Health Services, Inc. - Class B	30,553	5,740,909
		18,153,975

Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc.	1,142	5,261,091

Insurance - 0.7%
The Progressive Corp.	10,613	3,003,585

Interactive Media & Services - 10.7%
Alphabet, Inc. - Class A	85,766	13,262,854
Alphabet, Inc. - Class C	67,332	10,519,279
Meta Platforms, Inc. - Class A	40,147	23,139,125
Pinterest, Inc. - Class A (a)	36,593	1,134,383
		48,055,641

IT Services - 1.6%
Accenture PLC - Class A	11,877	3,706,099
Okta, Inc. (a)	19,391	2,040,321
Twilio, Inc. - Class A (a)	14,403	1,410,198
		7,156,618

Machinery - 1.6%
Allison Transmission Holdings, Inc.	31,032	2,968,831
Flowserve Corp.	24,563	1,199,657
Gates Industrial Corp. PLC (a)	77,633	1,429,224
Westinghouse Air Brake Technologies Corp.	8,188	1,484,894
		7,082,606

Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	95,737	1,010,025

Pharmaceuticals - 3.0%
Eli Lilly & Co.	16,369	13,519,321

Professional Services - 2.0%
Genpact Ltd.	54,247	2,732,964
Leidos Holdings, Inc.	22,440	3,028,054
SS&C Technologies Holdings, Inc.	38,259	3,195,774
		8,956,792

Semiconductors & Semiconductor Equipment - 15.2%
Broadcom, Inc.	79,560	13,320,731
Cirrus Logic, Inc. (a)	19,968	1,989,911
KLA Corp.	5,628	3,825,914
NVIDIA Corp.	415,709	45,054,542
QUALCOMM, Inc.	24,867	3,819,820
		68,010,918

Software - 16.2%
AppLovin Corp. - Class A (a)	12,260	3,248,532
Docusign, Inc. (a)	26,585	2,164,019
Fair Isaac Corp. (a)	1,414	2,607,642
Intuit, Inc.	4,023	2,470,082
Microsoft Corp.	119,908	45,012,264
Nutanix, Inc. - Class A (a)	44,073	3,076,736
Palantir Technologies, Inc. - Class A (a)	56,185	4,742,014
Pegasystems, Inc.	21,025	1,461,658
Salesforce, Inc.	28,394	7,619,814
		72,402,761

Specialty Retail - 0.7%
The TJX Cos., Inc.	27,483	3,347,429

Technology Hardware, Storage & Peripherals - 11.4%
Apple, Inc.	223,578	49,663,381
Dell Technologies, Inc. - Class C	17,487	1,593,940
		51,257,321

Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	14,354	927,843
TOTAL COMMON STOCKS (Cost $185,563,039)		445,511,476

TOTAL INVESTMENTS - 99.5% (Cost $185,563,039)		445,511,476
Other Assets in Excess of Liabilities - 0.5%		2,024,395
TOTAL NET ASSETS - 100.0%		$447,535,871
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon ClariVest Capital Appreciation Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$445,511,476	$–	$–	$445,511,476
Total Investments	$445,511,476	$–	$–	$445,511,476

Refer to the Schedule of Investments for further disaggregation of investment categories.